ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Sep. 30, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES
14.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2012	2013
	US$	US$

Accrued expenses	2,597	2,795
Salary and welfare payable	1,823	2,775
Tuition fee payables to government agencies	2,765	5,132
Remuneration payable to lecturers	1,883	2,314
Uncertain income tax liabilities (Note 18)	173	177
Payables to employees in connection with options exercise	—	458
Other payable	395	1,421

	9,636	15,072

Tuition fee payable to government agencies mainly represents the portion of tuition fee collected by the Group on behalf of the government agencies which provide accounting continuing education courses and the Group is only responsible for the student recruiting and provision of online platform and shares certain percentage of fee tuition as service fees.